WARRANTS (Details) - $ / shares		3 Months Ended	6 Months Ended
	Jul. 15, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Warrants [Abstract]
Warrants and Rights Outstanding, Term		5 years	5 years	5 years
Number of days to file registration statement		15 days		15 days
Period for registration statement to become effective		60 days		60 days
Minimum [Member]
Warrants [Abstract]
Period for warrants to become exercisable upon closing of business combination		30 days		30 days
Maximum [Member]
Warrants [Abstract]
Period for warrants to become exercisable after IPO		12 months		12 months
Common Class A [Member] | Maximum [Member] | Private Placement Warrant [Member]
Warrants [Abstract]
Share price (in dollars per share)		$ 18.00	$ 18.00	$ 18.00
Common Class A [Member] | Additional Issue of Common Stock or Equity-linked Securities [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)		$ 18.00	18.00	$ 18.00
Percentage of newly issued price to be adjusted to exercise price of warrants		115.00%		115.00%
Percentage of newly issued price to be adjusted to redemption trigger price		180.00%		180.00%
Warrant redemption trigger price (in dollars per share)		$ 10.00	10.00	$ 10.00
Period for warrants to become exercisable		30 days		30 days
Common Class A [Member] | Additional Issue of Common Stock or Equity-linked Securities [Member] | Subsequent Event [Member]
Warrants [Abstract]
Number of trading days	20 days
Common Class A [Member] | Additional Issue of Common Stock or Equity-linked Securities [Member] | Minimum [Member]
Warrants [Abstract]
Percentage of aggregate gross proceeds from such issuances newly issued price		60.00%		60.00%
Common Class A [Member] | Additional Issue of Common Stock or Equity-linked Securities [Member] | Maximum [Member]
Warrants [Abstract]
Share price (in dollars per share)		$ 9.20	9.20	$ 9.20
Common Class A [Member] | Additional Issue of Common Stock or Equity-linked Securities [Member] | Maximum [Member] | Subsequent Event [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 9.20
Redemption of Warrants When Price Exceeds $18.00 [Member] | Common Class A [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)		0.01	$ 0.01	$ 0.01
Notice period to redeem warrants			30 days	30 days
Number of trading days			20 days	20 days
Trading day threshold period			30 days	30 days
Redemption of Warrants When Price Exceeds $18.00 [Member] | Common Class A [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)		18.00	$ 18.00	$ 18.00
Redemption of Warrants When Price Exceeds $10.00 [Member] | Common Class A [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)		0.10	$ 0.10	$ 0.10
Notice period to redeem warrants			30 days
Number of trading days			20 days	20 days
Trading day threshold period			30 days	30 days
Redemption of Warrants When Price Exceeds $10.00 [Member] | Common Class A [Member] | Private Placement Warrant [Member]
Warrants [Abstract]
Share price (in dollars per share)				$ 18.00
Number of trading days				20 days
Trading day threshold period				30 days
Redemption of Warrants When Price Exceeds $10.00 [Member] | Common Class A [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)		$ 10.00	$ 10.00	$ 10.00